Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated April 10, 2017 to the

Prospectus for Individual Investors and Prospectus for Emerging Markets Portfolio – Investor Class, each dated February 28, 2017 (the “Prospectuses”)

Disclosure Related to the Emerging Markets Portfolio (Advisor and Investor Classes) (the “Portfolio”)

The Portfolio is generally closed to new investors. See below for further information regarding the ability of new and current investors to purchase shares of the Portfolio.

Accordingly, effective immediately, the following replaces the final paragraph of the “Portfolio Summary—Purchase and Sale of Portfolio Shares” section of each Prospectus for the Portfolio:

The Portfolio is generally closed to new investors. Current investors may continue to be permitted to purchase shares and certain other investors may still be eligible to purchase shares. For more information, see the section captioned “Shareholder Information—Purchase and Redemption of Shares.”

In addition, the following replaces the paragraphs in the “Shareholder Information—Purchase and Redemption of Shares—Emerging Markets Portfolio” section of each Prospectus:

The Emerging Markets Portfolio is generally closed to new investors. Certain investors may continue to acquire shares, subject to the requirements and limitations set forth below:

•

Investors who are shareholders, of record or through an intermediary, of the Emerging Markets Portfolio as of April 10, 2017 may continue to make additional purchases and reinvestments of distributions into their accounts; however, any investment in excess of $5 million (as a single investment or a series of related investments) requires the prior approval of Harding Loevner.

•

Participants in retirement or employee benefit plans that, as of April 10, 2017, have arrangements in place in respect of the Emerging Markets Portfolio may continue to make additional purchases and reinvestments of distributions into their accounts.

•

Financial intermediaries using asset-allocation model portfolios that, as of April 10, 2017, have arrangements in place in respect of the Emerging Markets Portfolio (“Current Model Portfolios”) may make or allow purchases and reinvestments of distributions in existing or new accounts for investors in such Current Model Portfolios; however, financial intermediaries may not increase the allocation in to the Emerging Markets Portfolio in Current Model Portfolios without the approval of Harding Loevner.

Where Harding Loevner’s prior approval is required, Harding Loevner will review the investment on an individual basis and may, but is not required to, permit it after considering relevant factors including, but not limited to, whether the additional purchases are expected to negatively impact the Emerging Markets Portfolio or its shareholders as a whole.

Other investors generally may not purchase shares of the Emerging Markets Portfolio. If you are purchasing shares of the Emerging Markets Portfolio through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio.

Investors may be required to demonstrate eligibility to buy shares of the Emerging Markets Portfolio before an investment is accepted.

The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Emerging Markets Portfolio, please call (877) 435-8105.

Investors Should Retain this Supplement for Future Reference.

Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated April 10, 2017 to the

Prospectus for Institutional Investors, dated February 28, 2017 (the “Prospectus”)

Disclosure Related to the Institutional Emerging Markets Portfolio (Class I and Class II) (the “Portfolio”)

The Portfolio is generally closed to new investors. See below for further information regarding the ability of new and current investors to purchase shares of the Portfolio.

Accordingly, effective immediately, the following replaces the final paragraph of the “Portfolio Summary—Purchase and Sale of Portfolio Shares” section of the Prospectus for the Portfolio:

The Portfolio is generally closed to new investors. Current investors may continue to be permitted to purchase shares and certain other investors may still be eligible to purchase shares. For more information, see the section captioned “Shareholder Information—Purchase and Redemption of Shares.”

In addition, the following replaces the paragraphs in the “Shareholder Information—Purchase and Redemption of Shares—Institutional Emerging Markets Portfolio” section of the Prospectus:

The Institutional Emerging Markets Portfolio is generally closed to new investors. Certain investors may continue to acquire shares, subject to the requirements and limitations set forth below:

•

Investors who are shareholders, of record or through an intermediary, of the Institutional Emerging Markets Portfolio as of April 10, 2017 may continue to make additional purchases and reinvestments of distributions into their accounts; however, any investment in excess of $5 million (as a single investment or a series of related investments) requires the prior approval of Harding Loevner.

•

Participants in retirement or employee benefit plans that, as of April 10, 2017, have arrangements in place in respect of the Institutional Emerging Markets Portfolio may continue to make additional purchases and reinvestments of distributions into their accounts.

•

Financial intermediaries using asset-allocation model portfolios that, as of April 10, 2017, have arrangements in place in respect of the Institutional Emerging Markets Portfolio (“Current Model Portfolios”) may make or allow purchases and reinvestments of distributions in existing or new accounts for investors in such Current Model Portfolios; however, financial intermediaries may not increase the allocation in to the Institutional Emerging Markets Portfolio in Current Model Portfolios without the approval of Harding Loevner.

Where Harding Loevner’s prior approval is required, Harding Loevner will review the investment on an individual basis and may, but is not required to, permit it after considering relevant factors including, but not limited to, whether the additional purchases are expected to negatively impact the Institutional Emerging Markets Portfolio or its shareholders as a whole.

Other investors generally may not purchase shares of the Institutional Emerging Markets Portfolio. If you are purchasing shares of the Institutional Emerging Markets Portfolio through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio.

Investors may be required to demonstrate eligibility to buy shares of the Institutional Emerging Markets Portfolio before an investment is accepted.

The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Institutional Emerging Markets Portfolio, please call (877) 435-8105.

Investors Should Retain this Supplement for Future Reference.